OTHER LIABILITIES	9 Months Ended
Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
OTHER LIABILITIES

	Notes	September 30, 2017	December 31, 2016
Finance lease liabilities	19(b)	$0.1	$0.1
Derivatives	19(a)	0.1	2.0
Other liabilities	5	2.9	—
		$3.1	$2.1
Current other liabilities		$0.1	$2.1
Non-current other liabilities		3.0	—
		$3.1	$2.1